UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:         Tiger Management L.L.C.

Address:      101 Park Avenue
              New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elouise P. Manhertz
Title:  Chief Financial Officer
Phone: (212)984-8869


Signature, Place and Date of Signing:


/s/ Elouise Manhertz            New York, New York          February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total: $628,508
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS       CUSIP      (X$1000)    PRN AMT    PRN CALL DISCRETION  MGRS     SOLE     SHARED  NONE


ACE LTD                       SHS              H0023R105    6,098       121,000   SH          SOLE             121,000     0      0
ALVARION LTD                  SHS              M0861T100    4,825     1,290,000   SH          SOLE           1,290,000     0      0
AMERICAN TOWER CORP           CL A             029912201   15,785       365,300   SH          SOLE             365,300     0      0
ANGEION CORP                  COM              03462H404      489       119,508   SH          SOLE             119,508     0      0
APPLE INC                     COM              037833100   16,943        80,400   SH          SOLE              80,400     0      0
ARCH CAP GROUP LTD            ORD              G0450A105    6,797        95,000   SH          SOLE              95,000     0      0
AXIS CAPITAL HOLDINGS         SHS              G0692U109    6,733       237,000   SH          SOLE             237,000     0      0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109   17,862       691,800   SH          SOLE             691,800     0      0
CANADIAN NAT RES LTD          COM              136385101   18,870       261,400   SH          SOLE             261,400     0      0
CARNIVAL CORP                 PAIRED CTF       143658300      315         9,950   SH          SOLE               9,950     0      0
CVS CAREMARK CORPORATION      COM              126650100   16,975       527,000   SH          SOLE             527,000     0      0
DICK'S SPORTING GOODS INC     COM              253393102   17,160       690,000   SH          SOLE             690,000     0      0
DIGITALGLOBE INC              COM NEW          25389M877   17,182       710,000   SH          SOLE             710,000     0      0
DIRECTV                       COM CL A         25490A101   21,511       645,000   SH          SOLE             645,000     0      0
E M C CORP MASS               COM              268648102   14,587       835,000   SH          SOLE             835,000     0      0
FIDELITY NATL INFORMATION SV  COM              31620M106   19,755       842,777   SH          SOLE             842,777     0      0
FIRST OPPORTUNITY FD INC      COM              33587T108       83        13,737   SH          SOLE              13,737     0      0
GENOPTIX INC                  COM              37243V100    3,832       107,850   SH          SOLE             107,850     0      0
GOLDMAN SACHS GROUP INC       COM              38141G104    2,904        17,200   SH          SOLE              17,200     0      0
GOOGLE INC                    CL A             38259P508   30,999        50,000   SH          SOLE              50,000     0      0
IAC INTERACTIVECORP           COM PAR $.001    44919P508    2,048       100,000   SH          SOLE             100,000     0      0
INTEL CORP.                   COM              458140100   19,992       980,000   SH          SOLE             980,000     0      0
LAMAR ADVERTISING CO          CL A             512815101   19,587       630,000   SH          SOLE             630,000     0      0
MASTERCARD INC                CL A             57636Q104   25,060        97,900   SH          SOLE              97,900     0      0
MAXIM INTEGRATED PRODS INC    COM              57772K101   16,162       795,351   SH          SOLE             795,351     0      0
MONSANTO CO NEW               COM              61166W101   22,252       272,200   SH          SOLE             272,200     0      0
MONSANTO CO NEW               CALL             61166W901    3,264       480,000       CALL    SOLE             480,000     0      0
NEXEN INC                     COM              65334H102   17,629       735,900   SH          SOLE             735,900     0      0
OCCIDENTAL PETE CORP DEL      COM              674599105   13,830       170,000   SH          SOLE             170,000     0      0
PARTNERRE LTD                 COM              G6852T105    7,093        95,000   SH          SOLE              95,000     0      0
RENAISSANCERE HOLDINGS LTD    COM              G7496G103    7,670       144,300   SH          SOLE             144,300     0      0
RYANAIR HOLDINGS PLC          SPONSORED ADR    783513104    3,566       133,022   SH          SOLE             133,022     0      0
SBA COMMUNICATIONS CORP       COM              78388J106   18,528       542,400   SH          SOLE             542,400     0      0
SEALED AIR CORP NEW           COM              81211K100    1,062        48,600   SH          SOLE              48,600     0      0
SKYWORKS SOLUTIONS INC        COM              83088M102   19,043     1,342,000   SH          SOLE           1,342,000     0      0
SNAP ON INC                   COM              833034101    9,931       235,000   SH          SOLE             235,000     0      0
SOLUTIA INC                   COM NEW          834376501   22,294     1,755,400   SH          SOLE           1,755,400     0      0
SONOCO PRODS CO               COM              835495102      698        23,870   SH          SOLE              23,870     0      0
SUNCOR ENERGY INC             COM              867229106    2,673        75,700   SH          SOLE              75,700     0      0
TALISMAN ENERGY INC           COM              87425E103   20,219     1,081,100   SH          SOLE           1,081,100     0      0
TERADATA CORP DEL             COM              88076W103   17,830       567,300   SH          SOLE             567,300     0      0
THERMO FISHER SCIENTIFIC INC  COM              883556102   18,756       393,300   SH          SOLE             393,300     0      0
UNITEDHEALTH GROUP INC        COM              91324P102   10,653       349,500   SH          SOLE             349,500     0      0
VERISK ANALYTICS INC          CL A             92345Y106   14,837       490,000   SH          SOLE             490,000     0      0
VISA INC                      COM CL A         92826C839   22,315       255,150   SH          SOLE             255,150     0      0
WAL MART STORES INC           CALL             931142903    2,763       850,000       CALL    SOLE             850,000     0      0
WAL MART STORES INC           COM              931142103   26,919       503,633   SH          SOLE             503,633     0      0
WUXI PHARMATECH CAYMAN INC    SPONSORED ADR    929352102   22,129     1,386,513   SH          SOLE           1,386,513     0      0

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